Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Accounts Receivable

Accounts receivable as at June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	December 31, 2019
	(Unaudited)
Accounts Receivable	$10,456,112	$9,611,788
Allowance for credit losses	(6,527,868)	(4,685,707)
Accounts Receivable, net	$3,928,244	$4,926,081
Accounts Receivable - related parties	$10,683,756	$10,862,238
Allowance for credit losses - related parties	(4,000,246)	(2,128,975)
Accounts Receivable - related parties, net	$6,683,510	$8,733,263
Non-current Accounts Receivable	$2,021,838	$1,804,189
Non-current Allowance for credit losses	(1,027,462)	(156,080)
Non-current Accounts Receivable, net	$994,376	$1,648,109
Non-current Accounts Receivable - related parties	$3,203,879	$4,035,831
Non-current Allowance for credit losses - related parties	(1,359,040)	(241,882)
Non-current Accounts Receivable - related parties, net	$1,844,839	$3,793,949

Schedule of Allowance for Doubtful Accounts

The following table describes the movements in the allowance for credit losses during the six month period ended June 30, 2020 and the year ended December 31, 2019:

Balance at January 1, 2019	$3,683,842
Increase in allowance for credit losses	3,576,669
Foreign exchange difference	(47,867)
Balance at December 31, 2019	$7,212,644
Increase in allowance for credit losses	5,803,002
Foreign exchange difference	(101,030)
Balance at June 30, 2020 (Unaudited)	$12,914,616

Schedule of Future Minimum Payments for Operating Leases	Annual minimum rental income to be received in the next 5 years:
2020	451,294
2021	470,764
2022	169,435
Total	1,091,493